Property, plant and equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 23,673	CAD 9,995
Less: Accumulated depreciation	(7,787)	(3,737)
Property, Plant and Equipment, Net	17,290	6,469
Net Book Value	15,886	6,258
Electric Generation Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 10,553	4,957
Electric Generation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electric Generation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	131 years
Electric Transmission [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 2,799	1,603
Electric Transmission [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	28 years
Electric Transmission [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	75 years
Electric Distribution [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 5,715	2,503
Electric Distribution [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	11 years
Electric Distribution [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	80 years
Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 2,895	0
Gas, Transmission and Distribution Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Gas, Transmission and Distribution Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	85 years
Other Energy Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 1,711	932
Other Energy Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other Energy Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Construction in Progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	CAD 1,404	CAD 211